DEBT - Debenture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 10, 2021	Apr. 30, 2020
Debt
Face amount				$ 1,700
Loan proceeds		$ 1,665
Interest expense	$ 1,451	760
Centurion debenture
Debt
Interest expense	$ 1,230	$ 456
Senior Term Loan
Debt
Maximum borrowing capacity			$ 6,000
Senior Revolving Loan
Debt
Maximum borrowing capacity			2,000
Senior Term Acquisition Line
Debt
Maximum borrowing capacity			$ 3,000